Litman Gregory Masters International Fund
Litman Gregory Masters International Fund Summary Section
Investment Objective
The Litman Gregory Masters International Fund (the “International Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Litman Gregory Masters International Fund - USD ($)	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Litman Gregory Masters International Fund		Institutional Class	Investor Class
Management Fees		1.07%	1.07%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses		1.24%	1.49%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.25%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	0.99%	1.23%
[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the International Fund, has contractually agreed, through April 30, 2017, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund's daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund's assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the "Board") of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	Litman Gregory has also contractually agreed to limit the International Fund's operating expenses (including management fees payable to Litman Gregory but excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2017 (unless otherwise sooner terminated) to an annual rate of 0.99% for the Institutional Class and 1.24% for the Investor Class (the "Operating Expense Limitation"). This agreement may be renewed after April 30, 2017 for additional periods not exceeding one (1) year and may be terminated by the Board upon sixty (60) days' written notice to Litman Gregory. Litman Gregory may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Any fee waiver or expense reimbursement made by Litman Gregory pursuant to this agreement is subject to the repayment by the International Fund within three (3) years following the fiscal year in which the fee waiver or expense reimbursement occurred but only if the International Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.

Example
This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same (taking into account the contractual expense waiver only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Litman Gregory Masters International Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	101	369	657	1,478
Investor Class	125	445	789	1,757

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 51.68% of the average value of its portfolio.
Principal Strategies
Litman Gregory Fund Advisors, LLC, the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes it can identify skilled stock pickers who, within their more diversified portfolios, have higher confidence in the return potential of some stocks than others. Litman Gregory believes a portfolio comprised only of these managers’ “higher confidence” stocks should outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund’s strategy is to engage a number of proven managers as sub-advisors (each a “manager” or “sub-advisor”), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the International Fund’s assets by independently managing a portfolio typically composed of between 8 and 15 stocks. There is no minimum or maximum allocation of the Fund’s portfolio assets to each sub-advisor. Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the International Fund seeks to:
  combine the efforts of several experienced, high quality international managers;
  access the favorite stock-picking ideas of each manager at any point in time;
  deliver a portfolio that is prudently diversified in terms of stocks (typically 40 to 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and
  further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.
Principal Risks
Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund. The following risks could affect the value of your investment:
  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.
  Foreign Company and Emerging Markets Risk. The International Fund will normally be invested in securities of companies based outside of the United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.
  Emerging Markets Risk. The International Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.
  Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.
  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the International Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the International Fund’s shareholders as compared to shareholders of investment companies that hold investments for a longer period.
  Multi-Style Management Risk. Because portions of the International Fund’s assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Performance
The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index, a secondary market index, as well as an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future. Updated performance information is available on the International Fund’s website at www.mastersfunds.com.
Litman Gregory Masters International Fund - Institutional Class Calendar Year Total Returns as of December 31

During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.71%	Quarter ended June 30, 2009
Lowest:	-24.94%	Quarter ended December 31, 2008

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Litman Gregory Masters International Fund	One Year	Five Years	Ten Years		Inception Date
Institutional Class	(5.52%)	2.33%	3.89%
Institutional Class | Return After Taxes on Distributions	(6.20%)	2.15%	2.95%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	(3.12%)	1.84%	3.13%
Investor Class	(5.69%)	2.07%	8.31%	[1]	Apr. 30, 2009
Russell Global Ex U.S. Large Cap Index (reflects no deduction for fees, expenses or taxes)	(4.53%)	1.94%	3.78%
MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)	(0.40%)	4.06%	3.50%
Morningstar Foreign Large Blend Category (reflects net performance of funds in this group)	(1.61%)	2.55%	2.57%
[1]	The Return Before Taxes shown above for the Investor Class shares of the International Fund is from April 30, 2009 (the inception date for the class) through December 31, 2015.

The International Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the International Fund’s Institutional Class, and after-tax returns for the International Fund’s Investor Class will vary. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.